CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024		Dec. 31, 2025
General and administrative expenses	$ 494,005		$ 2,980,553
Loss from operations	(494,005)		(2,980,553)
Other income (expense):
Interest earned on investments held in Trust Account	2,366,001		3,821,319
Unrealized (loss) gain on investments held in Trust Account	38,396		(3,298)
Total other income, net	2,404,397		3,818,021
Net income	$ 1,910,392		$ 837,468
Class A Redeemable Ordinary Shares [Member]
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	6,104,313		8,625,000
Weighted average shares outstanding, diluted (in Shares)	6,104,313		8,625,000
Basic net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08
Diluted net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08
Class A and B Non-redeemable Ordinary Shares [Member]
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	2,243,636	[1]	2,442,500
Weighted average shares outstanding, diluted (in Shares)	2,320,880	[1]	2,442,500
Basic net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08
Diluted net income per ordinary share (in Dollars per share)	$ 0.23		$ 0.08

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.